Net Loss Per Share (Details) - Schedule of Net Loss Per Common Share of Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Loss Per Common Share of Basic and Diluted [Line Items]
Net loss	$ 935	$ (9,390)	$ (39,621)	$ (23,867)
Weighted-average common shares outstanding – basic	18,617,656	12,379,480	14,612,600	10,620,614
Net loss per common share – basic	$ 0.04	$ (0.76)	$ (2.71)	$ (2.25)